CONDENSED STATEMENT OF CASH FLOWS - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ 8,626,644
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(10,275,250)
Interest earned on marketable securities held in Trust Account		(4,632)
Transaction costs incurred in connection with IPO		688,534
Changes in operating assets and liabilities:
Prepaid expenses		(806,549)
Accrued expenses		844,864
Net cash used in operating activities		(926,389)
Cash Flows from Investing Activities:
Marketable securities held in Trust Account		(345,000,000)
Net cash used in investing activities		345,000,000
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		338,100,000
Proceeds from sale of Private Warrants		9,400,000
Proceeds from promissory note - related party	74,991	57,999
Payment of offering costs	(74,991)	(471,921)
Net cash provided by financing activities		347,086,078
Net Change in Cash		(1,159,689)
Cash - Beginning of period
Cash - End of period		1,159,689
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	121,593		$ 17,653
Initial classification of common stock subject to possible redemption		309,309,930
Change in value of Class A ordinary share subject to possible redemption		9,315,180
Deferred underwriting fee payable	$ 20,000	$ 12,075,000